Derivative instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments:
We use commodity derivatives to manage our exposure to fluctuation in the market price of natural gas. Our risk management and compliance committee provides general oversight over all derivative activities. We do not apply hedge accounting to derivative transactions, but instead apply regulated operations accounting. Consistent with our rate-making, unrealized gains or losses on our natural gas swaps are reflected as regulatory assets or liabilities, as appropriate. Realized gains and losses on natural gas swaps are included in fuel expense within our consolidated statements of revenues and expenses and, therefore, net margins within our consolidated statements of cash flows.
We are exposed to credit risk as a result of entering into these arrangements. Credit risk is the potential loss resulting from a counterparty's nonperformance under an agreement. We have established policies and procedures to manage credit risk through counterparty analysis, exposure calculation and monitoring, exposure limits, collateralization and certain other contractual provisions.
It is possible that volatility in commodity prices could cause us to have credit risk exposures with one or more counterparties. If such counterparties fail to perform their obligations, we could suffer a financial loss. However, as of December 31, 2024 all of the counterparties with transaction amounts outstanding under our derivative programs are rated investment grade by the major rating agencies or have provided a guaranty from one of their affiliates that is rated investment grade.
We have entered into International Swaps and Derivatives Association agreements with our natural gas derivative counterparties that mitigate credit exposure by creating contractual rights relating to creditworthiness, collateral, termination and netting (which, in certain cases, allows us to use the net value of affected transactions with the same counterparty in the event of default by the counterparty or early termination of the agreement).
Additionally, we have implemented procedures to monitor the creditworthiness of our counterparties and to evaluate nonperformance in valuing counterparty positions. We have contracted with a third party to assist in monitoring certain of our counterparties' credit standing and condition. Net liability positions are generally not adjusted as we use derivative transactions as hedges and have the ability and intent to perform under each of our contracts. In the instance of net asset positions, we consider general market conditions and the observable financial health and outlook of specific counterparties, forward looking data such as credit default swaps, when available, and historical default probabilities from credit rating agencies in evaluating the potential impact of nonperformance risk to derivative positions.
The contractual agreements contain provisions that could require us or the counterparty to post collateral or credit support. The amount of collateral or credit support that could be required is calculated as the difference between the aggregate fair value of the hedges and pre-established credit thresholds. The credit thresholds are contingent upon each party's credit ratings from the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty.
Under the natural gas swap arrangements, we pay the counterparty a fixed price for specified natural gas quantities and receive a payment for such quantities based on a market price index. These payment obligations are netted, such that if the market price index is lower than the fixed price, we will make a net payment, and if the market price index is higher than the fixed price, we will receive a net payment.
At December 31, 2024 and 2023, the estimated fair values of our natural gas contracts were net assets of $28,624,000 and $13,445,000, respectively.
As of December 31, 2024, one of our counterparties was required to post credit collateral totaling $500,000 under our natural gas swap agreements. Such posted collateral is classified as restricted cash and included in the Restricted cash and short-term investments line items within our consolidated balance sheets. As of December 31, 2023, none of our counterparties were required to post credit collateral under our natural gas swap agreements.
The following table reflects the volume activity of our natural gas derivatives as of December 31, 2024 that is expected to settle or mature each year:

Year	Natural Gas Swaps (MMBTUs)
(in millions)
2025	26.1
2026	22.8
2027	11.8
2028	1.2
2029	1.5
Total	63.4
The table below reflects the fair value of derivative instruments subject to the right of setoff and their effect on our consolidated balance sheets at December 31, 2024 and 2023. We have elected to offset the recognized fair value amounts for multiple derivative instruments executed with the same counterparty in our financial statements when a legal right of setoff exists.

	Consolidated Balance Sheet Location			Fair Value
				2024			2023
		Assets	Liabilities	Net Carrying Value Presented on the Balance Sheet	Assets	Liabilities	Net Carrying Value Presented on the Balance Sheet
Assets				(dollars in thousands)
Natural gas swaps	Other current assets	$19,527	$(1,563)	$17,964	$—	$—	$—
Natural gas swaps	Other deferred charges	17,566	(5,279)	12,287	32,177	(6,718)	25,459
Liabilities
Natural gas swaps	Other current liabilities	$290	$(1,917)	$(1,627)	$3,798	$(14,168)	$(10,370)
Natural gas swaps	Other deferred credits	—	—	—	—	(1,644)	(1,644)
Total		$37,383	$(8,759)	$28,624	$35,975	$(22,530)	$13,445
The following table presents the realized gains and (losses) on derivative instruments recognized in margin for the years ended December 31, 2024, 2023 and 2022.

	Consolidated Statement of Revenues and Expenses Location	2024	2023	2022
		(dollars in thousands)
Natural gas swaps gains	Fuel	$1,213	$2,001	$121,626
Natural gas swaps losses	Fuel	(25,510)	(22,924)	(6,587)
Total		$(24,297)	$(20,923)	$115,039
The following table presents the unrealized (gains) and losses on derivative instruments deferred on the consolidated balance sheets at December 31, 2024 and 2023.

	Consolidated Balance Sheet Location
		2024	2023
		(dollars in thousands)
Natural gas swaps	Regulatory liability	$28,624	$13,445
Total		$28,624	$13,445